Segment Information (Notes)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

Effective October 1, 2015, the Company reorganized the reportable segments within its Building Efficiency business to align with its new management reporting structure and business activities. Prior to this reorganization, Building Efficiency was comprised of three reportable segments for financial reporting purposes: North America Systems and Service, Asia and Other. As a result of this change, Building Efficiency is now comprised of four reportable segments for financial reporting purposes: Systems and Service North America, Products North America, Asia and Rest of World. Historical information has been revised to reflect the new Building Efficiency reportable segments.

A summary of the significant Building Efficiency reportable segment changes is as follows:

•
The North America Unitary Products business, Air Distribution Technologies business and refrigeration systems business, as well as heating, ventilating and air conditioning (HVAC) products installed for Navy and Marine customers, previously included in the "Other" segment, are now part of a new reportable segment named "Products North America."

•	The building controls parts business in North America, previously included in the "North America Systems and Service" segment, is now part of the "Products North America" segment.

•	The remainder of the "Other" segment has been renamed "Rest of World."

•	Certain reportable segment allocation methodologies have been refined for centralized costs such as engineering and headquarters.
At March 31, 2015, the Company determined that its GWS segment met the criteria to be classified as a discontinued operation, which required retrospective application to financial information for all periods presented. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's discontinued operations.

ASC 280, "Segment Reporting," establishes the standards for reporting information about segments in financial statements. In applying the criteria set forth in ASC 280, the Company has determined that it has seven reportable segments for financial reporting purposes. The Company’s seven reportable segments are presented in the context of its three primary businesses - Building Efficiency, Automotive Experience and Power Solutions.

Building Efficiency

Building Efficiency designs, produces, markets and installs HVAC and control systems that monitor, automate and integrate critical building segment equipment and conditions including HVAC, fire-safety and security in commercial buildings and in various industrial applications.

•
Systems and Service North America provides products and services to non-residential building and industrial applications in the North American marketplace. The products and services include HVAC and controls systems, energy efficiency solutions and technical services, including inspection, scheduled maintenance, and repair and replacement of mechanical and control systems.

•
Products North America designs and produces heating and air conditioning solutions for residential and light commercial applications, and also markets products and refrigeration systems to the replacement and new construction markets in the North American marketplace. Products North America also includes HVAC products installed for Navy and Marine customers globally.

•
Asia provides HVAC, controls and refrigeration systems and technical services to the Asian marketplace. Asia also includes the Johnson Controls-Hitachi Air Conditioning joint venture, which was formed October 1, 2015.

•	Rest of World provides HVAC, controls and refrigeration systems and technical services to markets in Europe, the Middle East and Latin America.

Automotive Experience

Automotive Experience designs and manufactures interior systems and products for passenger cars and light trucks, including vans, pick-up trucks and sport utility/crossover vehicles.

•	Seating produces automotive seat metal structures and mechanisms, foam, trim, fabric and complete seat systems.

•	Interiors produces instrument panels, floor consoles and door panels.

Power Solutions

Power Solutions services both automotive original equipment manufacturers and the battery aftermarket by providing advanced battery technology, coupled with systems engineering, marketing and service expertise.

Management evaluates the performance of the segments based primarily on segment income, which represents income from continuing operations before income taxes and noncontrolling interests excluding net financing charges, significant restructuring and impairment costs, and net mark-to-market adjustments on pension and postretirement plans. General corporate and other overhead expenses are allocated to business segments in determining segment income. As mentioned above, the previously reported GWS segment met the criteria to be classified as a discontinued operation, and general corporate overhead was not allocated to discontinued operations. The Company reported discontinued operations through retrospective application to all periods presented, resulting in general corporate allocation changes between the segments in the prior periods. Financial information relating to the Company’s reportable segments is as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Net Sales
Building Efficiency
Systems and Service North America	$4,184	$4,098	$4,238
Products North America	2,450	1,807	1,489
Asia	1,985	2,077	2,023
Rest of World	1,891	2,103	2,576
	10,510	10,085	10,326
Automotive Experience
Seating	16,539	17,531	16,285
Interiors	3,540	4,501	4,176
	20,079	22,032	20,461
Power Solutions	6,590	6,632	6,358

Total net sales	$37,179	$38,749	$37,145

	Year Ended September 30,
	2015	2014	2013
Segment Income (Loss)
Building Efficiency
Systems and Service North America (1)	$375	$354	$365
Products North America (2)	306	238	209
Asia (3)	191	270	233
Rest of World (4)	51	(45)	38
	923	817	845
Automotive Experience
Seating (5)	928	853	686
Interiors (6)	254	(1)	(19)
	1,182	852	667
Power Solutions (7)	1,153	1,052	999

Total segment income	$3,258	$2,721	$2,511

Net financing charges	(288)	(244)	(247)
Restructuring and impairment costs	(397)	(324)	(903)
Net mark-to-market adjustments on pension and postretirement plans	(422)	(237)	407

Income from continuing operations before income taxes	$2,151	$1,916	$1,768

	September 30,
	2015	2014	2013
Assets
Building Efficiency
Systems and Service North America	$2,332	$2,341	$2,315
Products North America	4,193	4,157	1,996
Global Workplace Solutions (8)	—	—	1,286
Asia	1,387	1,418	1,416
Rest of World	1,471	1,642	2,093
	9,383	9,558	9,106
Automotive Experience
Seating	8,611	8,969	9,763
Interiors (8)	1,265	321	1,872
	9,876	9,290	11,635
Power Solutions	6,590	6,888	7,459
Assets held for sale	55	2,787	804
Unallocated	3,691	4,262	2,639

Total	$29,595	$32,785	$31,643

	Year Ended September 30,
	2015	2014	2013
Depreciation/Amortization
Building Efficiency
Systems and Service North America	$32	$32	$38
Products North America	119	79	47
Asia	27	24	26
Rest of World	19	25	33
	197	160	144
Automotive Experience
Seating	345	328	354
Interiors	21	128	116
	366	456	470
Power Solutions	297	315	272
Discontinued Operations	—	24	66

Total	$860	$955	$952

	Year Ended September 30,
	2015	2014	2013
Capital Expenditures
Building Efficiency
Systems and Service North America	$22	$27	$6
Products North America	160	123	77
Global Workplace Solutions	16	16	7
Asia	32	39	88
Rest of World	38	34	20
	268	239	198
Automotive Experience
Seating	437	420	467
Interiors	121	181	235
Electronics	—	31	52
	558	632	754
Power Solutions	309	328	425

Total	$1,135	$1,199	$1,377

(1)
Building Efficiency - Systems and Service North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $12 million and $35 million, respectively, of restructuring and impairment costs.

(2)
Building Efficiency - Products North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $7 million and $28 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Products North America segment income includes $9 million, $7 million and $5 million, respectively, of equity income.

(3)
Building Efficiency - Asia segment income for the years ended September 30, 2015, 2014 and 2013 excludes $7 million,$4 million and $5 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2014 and 2013, Asia segment income includes $21 million and $2 million, respectively, of equity income.

(4)
Building Efficiency - Rest of World segment income for the years ended September 30, 2015, 2014 and 2013 excludes $27 million, $119 million and $70 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Rest of World segment income includes $14 million, $7 million and $21 million, respectively, of equity income.

(5)
Automotive Experience - Seating segment income for the years ended September 30, 2015, 2014 and 2013 excludes $182 million, $29 million and $152 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Seating segment income includes $264 million, $250 million and $287 million, respectively, of equity income.

(6)
Automotive Experience - Interiors segment income for the years ended September 30, 2014 and 2013 excludes $130 million and $560 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Interiors segment income includes $31 million, $35 million and $16 million, respectively, of equity income.

(7)
Power Solutions segment income for the years ended September 30, 2015, 2014 and 2013 excludes $11 million, $16 million and $36 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Power Solutions segment income includes $57 million, $75 million and $68 million, respectively, of equity income.

(8)
Current year and prior year amounts exclude assets held for sale. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.

The Company has significant sales to the automotive industry. In fiscal years 2015, 2014 and 2013, no customer exceeded 10% of consolidated net sales.

Geographic Segments

Financial information relating to the Company’s operations by geographic area is as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Net Sales
United States	$16,841	$16,596	$15,406
Germany	3,375	3,853	4,411
Mexico	1,933	2,001	2,027
Other European countries	7,320	8,913	7,639
Other foreign	7,710	7,386	7,662

Total	$37,179	$38,749	$37,145

Long-Lived Assets (Year-end)
United States	$2,681	$2,762	$2,551
Germany	680	910	1,057
Mexico	594	567	560
Other European countries	1,006	1,064	1,439
Other foreign	909	1,011	978

Total	$5,870	$6,314	$6,585

Net sales attributed to geographic locations are based on the location of the assets producing the sales. Long-lived assets by geographic location consist of net property, plant and equipment.